Risk Management - Summary of Information About Significant Unobservable Inputs Used for Assets at Fair Value Classified as Level 3 (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 3,907,583	¥ 3,397,014
Fair value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	1,356,567	1,180,357
Fair value [member] | Significant unobservable inputs level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 293,924	234,993	¥ 179,248
Fair value [member] | Significant unobservable inputs level 3 [member] | Comparable companies approach [member] | Derivative Financial Assets [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets		¥ 428
Valuation techniques used in fair value measurement liabilities	Comparable companies approach
Inputs used in fair value measurement liabilities	Discounts for lack of marketability
Interest rates significant unobservable inputs liabilities		15.00%
Relationships between fair value liabilities and unobservable inputs	The fair value is inversely related to the discounts for lack of marketability
Fair value [member] | Significant unobservable inputs level 3 [member] | Comparable companies approach [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 28,162	¥ 26,265
Valuation techniques used in fair value measurement assets	Comparable companies approach
Inputs used in fair value measurement assets	Discounts for lack of marketability
Relationships between fair value assets and unobservable inputs	The fair value is inversely related to the discounts for lack of marketability
Fair value [member] | Significant unobservable inputs level 3 [member] | Net asset value [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 36,697	28,346
Valuation techniques used in fair value measurement assets	Net asset value method
Inputs used in fair value measurement assets	N/A
Relationships between fair value assets and unobservable inputs	N/A
Fair value [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 84,212	72,477
Valuation techniques used in fair value measurement assets	Discounted cash flow method
Inputs used in fair value measurement assets	Discount rate
Relationships between fair value assets and unobservable inputs	The fair value is inversely related to discount rate
Fair value [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 143,905	¥ 105,666
Valuation techniques used in fair value measurement assets	Discounted cash flow method
Inputs used in fair value measurement assets	Discount rate
Relationships between fair value assets and unobservable inputs	The fair value is inversely related to discount rate
Fair value [member] | Bottom of range [member] | Significant unobservable inputs level 3 [member] | Comparable companies approach [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	12.00%	11.00%
Fair value [member] | Bottom of range [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	3.80%	3.80%
Fair value [member] | Bottom of range [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	3.88%	3.02%
Fair value [member] | Top of range [member] | Significant unobservable inputs level 3 [member] | Comparable companies approach [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	35.00%	35.00%
Fair value [member] | Top of range [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	6.07%	6.38%
Fair value [member] | Top of range [member] | Significant unobservable inputs level 3 [member] | Discounted cash flow [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	9.82%	6.22%